UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09221


            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                1830 Main Street
                                    Suite 204
                                Weston, FL 33326
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip code)


                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:     5/31/2005

Date of reporting period:   11/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SEMI-ANNUAL REPORT

The Semi-Annual Report to Shareholders for the period ended November 30, 2004 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the "1940 Act") (17 CFR 270.30e-1) is filed herewith.

--------------------------------------------------------------------------------


                                     [LOGO]


                                  THE COMMUNITY
                                REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND


                               SEMI-ANNUAL REPORT

                                November 30, 2004


--------------------------------------------------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the "Fund") for the six-month period ended November 30, 2004.

Assets continued to grow to the Fund's highest levels since its inception:
$527,659,402 as of November 30, 2004. Our goal is that the Fund's investments assist low- and moderate-income families throughout the nation. As of November 30, 2004, we believe that investments in the Fund helped finance 82,377 affordable multi-family units; 2,608 mortgages for affordable homes; 1,285 affordable healthcare beds; $66.7 million in economic development programs including job creation and neighborhood revitalization; and $138.4 million toward statewide home ownership and down payment assistance programs throughout the U.S.

We believe the positive effects of the Fund's investments, along with the Fund's disciplined investment and research approach, contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.

Management's Discussion of Fund Performance

For the six-month period ended November 30, 2004, the Fund delivered total returns of 3.24%*. For the same period, the Merrill Lynch U.S. Domestic Master Index had a return of 3.83% and The Community Reinvestment Act Qualified Investment Fund Composite Index had a return of 3.82%.

For the six-month period ended November 30, 2004, short-term rates increased as the Federal Reserve increased the Federal Funds rate from 1.00% to 2.00% while longer-term interest rates moved lower. Within the bond market, corporate bonds were the leading performing sector during this time frame.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

                                          Sincerely,


                                          /s/ David K. Downes

                                          David K. Downes

* Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Please call the Fund at 877-272-1977 to obtain the most recent month-end returns.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                    FUND PROFILE
                                                   November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

==================================================================================================================
                   Top Ten Holdings                                          Asset Allocation
                   (% of Net Assets)                                        (% of Net Assets)
Virginia Housing Development Authority,
  5.50%, 06/26/2034                                3.30%        FGLMC Single Family                         12.97%
GNMA Pool #592451, 6.64%, 03/01/2044               2.20%        FHA Project Loan                             2.15%
New Jersey St Housing & Mortgage Finance                        FNMA Multi Family                           19.26%
  Agency, VRN, 05/01/2035                          2.17%        FNMA Single Family                           7.91%
Maryland Community Development                                  GNMA Multi Family                           15.86%
  Administration Department of                                  GNMA Single Family                           0.13%
  Housing & Community Development,                              Municipal Bonds                             43.33%
  VRN, 05/15/2036                                  1.70%        Miscellaneous Investments                    3.05%
Texas Department of Housing &                                   Liabilities in Excess of other Assets       (4.66)%
  Community Affairs, 7.01%, 09/01/2026             1.69%
FNMA Pool #385815, 4.77%, 01/01/2013               1.47%
GNMA Pool #629305, 6.15%, 08/15/2009               1.34%
FGLMC Pool #A17988, 5.50%, 01/01/2034              1.08%
FNMA Pool #386968, 4.92%, 05/01/2014               1.08%
New Jersey St Housing & Mortgage
  Finance Agency, VRN, 05/01/2033                  1.07%
                                                  ------                                                   -------
                                                  17.10%                                                   100.00%
                                                  ======                                                   =======
==================================================================================================================

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                        EXPENSES
                                                   November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and distribution (12b-1) fees; and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would be higher.

                                                                                          Expenses Paid
                                                                                          During Period*
                                               Beginning               Ending              June 1, 2004
                                             Account Value         Account Value             Through
                                             June 1, 2004        November 30, 2004      November 30, 2004
                                             -------------       -----------------      -----------------
Actual                                        $ 1,000.00             $ 1,032.40               $ 4.89
Hypothetical (5% return before expenses)      $ 1,000.00             $ 1,020.22               $ 4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, which is net of fee waivers multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.24 % for the six-month period of June 1, 2004, to November 30, 2004.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----
AGENCY OBLIGATIONS: 58.28%

FGLMC - Single Family -- 12.97%
   Pool #A10358, 5.00%, 06/01/2033                      1,689,322  $  1,673,337
   Pool #A12765, 5.00%, 08/01/2033                      2,434,162     2,411,130
   Pool #A15504, 5.00%, 10/01/2033                      1,466,412     1,452,537
   Pool #A15506, 5.50%, 10/01/2033                      2,459,536     2,493,161
   Pool #A15513, 6.00%, 10/01/2033                        878,339       907,045
   Pool #A16092, 5.50%, 11/01/2033                      1,658,798     1,681,475
   Pool #A16466, 5.50%, 11/01/2033                      1,673,912     1,696,796
   Pool #A17987, 5.50%, 01/01/2034                      1,926,206     1,951,316
   Pool #A17988, 5.50%, 01/01/2034                      5,651,059     5,724,726
   Pool #A18418, 5.50%, 01/01/2034                      2,099,426     2,126,794
   Pool #A19041, 5.00%, 02/01/2034                      1,025,965     1,014,480
   Pool #A19042, 5.50%, 02/01/2034                      1,826,807     1,850,622
   Pool #A19043, 5.50%, 02/01/2034                      2,705,806     2,741,079
   Pool #A19762, 5.50%, 03/01/2034                      1,348,964     1,366,549
   Pool #A20319, 5.00%, 03/01/2034                      1,407,238     1,391,486
   Pool #A23250, 5.50%, 05/01/2034                      1,216,076     1,231,929
   Pool #A23251, 5.00%, 05/01/2034                      1,204,436     1,190,954
   Pool #A26090, 6.00%, 08/01/2034                      1,101,278     1,136,971
   Pool #A26091, 5.50%, 08/01/2034                      4,024,575     4,077,040
   Pool #A28165, 5.50%, 10/01/2034                      2,251,499     2,280,850
   Pool #A28167, 5.50%, 10/01/2034                      1,877,378     1,901,852
   Pool #B31165, 6.00%, 12/01/2031                        422,907       436,434
   Pool #B31166, 6.50%, 12/01/2031                        474,032       497,257
   Pool #C38992, 6.50%, 12/01/2029                        730,227       767,381
   Pool #C41299, 7.50%, 08/01/2030                        174,331       186,902
   Pool #C50755, 6.50%, 03/01/2031                        235,542       247,082
   Pool #C54246, 6.50%, 07/01/2031                         92,604        97,141
   Pool #C58863, 6.50%, 09/01/2031                        187,719       196,919
   Pool #C59148, 6.50%, 10/01/2031                        219,691       230,455
   Pool #C61762, 6.00%, 12/01/2031                        204,825       211,376
   Pool #C61764, 6.50%, 12/01/2031                        372,594       390,849
   Pool #C63392, 6.50%, 01/01/2032                        390,568       409,715
   Pool #C64625, 6.50%, 02/01/2032                        582,649       611,213
   Pool #C65420, 6.50%, 03/01/2032                        255,434       267,957

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----

   Pool #C66762, 6.50%, 05/01/2032                        258,233  $    270,893
   Pool #C66763, 6.50%, 05/01/2032                        934,505       980,318
   Pool #C66830, 6.50%, 05/01/2032                        379,886       398,509
   Pool #C68518, 6.50%, 06/01/2032                        422,220       442,919
   Pool #C70994, 6.00%, 09/01/2032                        864,822       892,517
   Pool #C72004, 6.00%, 09/01/2032                        713,876       736,737
   Pool #C72446, 6.50%, 08/01/2032                        599,205       628,580
   Pool #C72447, 5.50%, 10/01/2032                        910,080       923,299
   Pool #C72676, 5.50%, 10/01/2032                      1,246,368     1,264,472
   Pool #C72677, 5.50%, 11/01/2032                      1,062,076     1,077,502
   Pool #C74224, 6.00%, 11/01/2032                        669,569       691,011
   Pool #C74225, 5.50%, 11/01/2032                        980,275       994,514
   Pool #C74648, 6.00%, 11/01/2032                        685,987       707,955
   Pool #C74651, 6.00%, 11/01/2032                         90,258        93,149
   Pool #C75088, 5.50%, 12/01/2032                        770,816       782,012
   Pool #C75089, 6.00%, 12/01/2032                        523,543       540,309
   Pool #C76059, 6.00%, 01/01/2033                        830,771       857,376
   Pool #C76060, 5.50%, 01/01/2033                      1,268,113     1,285,450
   Pool #C77015, 5.50%, 02/01/2033                      1,741,464     1,765,271
   Pool #C77393, 6.00%, 02/01/2033                        652,597       673,925
   Pool #C79010, 5.50%, 04/01/2033                      1,588,452     1,610,168
   Pool #C79063, 5.50%, 04/01/2033                      1,063,223     1,077,758
   Pool #C79557, 5.50%, 04/01/2033                      1,277,822     1,296,382
   Pool #C79659, 5.50%, 05/01/2033                      1,873,140     1,898,748
                                                                   ------------
Total FGLMC - Single Family                                          68,742,584
                                                                   ------------
FHA Project Loan -- 2.15%
   Loan #031-43178, 8.40%, 05/01/2030 +                 4,767,529     4,982,067
   Loan #034-35271, 6.95%, 11/01/2025 +                   434,782       448,434
   Loan #034-35272, 6.95%, 11/01/2025 +                   430,908       444,439
   Loan #071-35591, 7.34%, 09/01/2030 +                 1,200,117     1,253,042
   REILLY 130 FHA PRJ, 7.43%, 08/25/2021 +              2,450,572     2,450,572
   WM 2002-1, 7.43%, 08/01/2019 +                       1,837,145     1,840,635
                                                                   ------------
Total FHA Project Loan                                               11,419,189
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----
FNMA - Multi-family -- 19.26%
   Pool #375549, 6.60%, 12/01/2007                        874,181  $    928,676
   Pool #380240, 6.59%, 05/01/2016                      1,055,150     1,144,807
   Pool #380556, 6.315%, 08/01/2011                     1,845,425     1,987,373
   Pool #380596, 6.41%, 08/01/2016                      3,263,016     3,606,129
   Pool #383145, 6.85%, 02/01/2019                      2,065,077     2,283,816
   Pool #383308, 6.26%, 03/01/2011                      2,685,863     2,916,799
   Pool #383486, 6.33%, 04/01/2019                        625,928       669,386
   Pool #383604, 6.645%, 05/01/2016                       671,759       732,614
   Pool #384201, 6.58%, 11/01/2026 +                      814,368       890,837
   Pool #384215, 6.20%, 09/01/2016                      1,155,854     1,223,329
   Pool #384719, 6.59%, 02/01/2017                      1,463,854     1,614,584
   Pool #384990, 6.57%, 04/01/2020                        195,192       212,996
   Pool #385051, 6.89%, 05/01/2020                      2,350,888     2,625,016
   Pool #385052, 6.89%, 05/01/2020                        751,048       838,727
   Pool #385231, 6.33%, 06/01/2020                        618,588       663,151
   Pool #385327, 6.16%, 08/01/2017                        488,491       516,779
   Pool #385770, 5.00%, 01/01/2013                      2,152,318     2,200,515
   Pool #385783, 5.50%, 01/01/2021                      4,536,535     4,549,278
   Pool #385815, 4.77%, 01/01/2013                      7,730,079     7,810,704
   Pool #385844, 4.85%, 02/01/2013                      1,862,413     1,878,514
   Pool #385986, 5.06%, 03/01/2021                      1,490,212     1,493,334
   Pool #385993, 5.23%, 04/01/2021                      4,911,241     4,816,410
   Pool #386046, 7.22%, 04/01/2021                      2,861,031     3,281,679
   Pool #386084, 4.56%, 01/01/2012 +                      632,235       629,770
   Pool #386219, 4.60%, 06/01/2013                      4,905,154     4,878,440
   Pool #386333, 3.60%, 07/01/2010 +                      972,000       937,397
   Pool #386380, 4.21%, 07/01/2013                      1,719,164     1,666,307
   Pool #386418, 4.35%, 08/01/2013                      2,948,257     2,882,012
   Pool #386432, 4.75%, 08/01/2013                      2,139,118     2,144,599
   Pool #386464, 5.88%, 08/01/2021                      2,871,057     3,030,113
   Pool #386582, 4.93%, 10/01/2012                      1,501,784     1,526,317
   Pool #386602, 4.66%, 10/01/2013                      2,959,908     2,946,923
   Pool #386613, 5.39%, 10/01/2021                      2,184,057     2,242,362
   Pool #386641, 5.80%, 12/01/2033                      2,920,985     2,990,391
   Pool #386686, 5.52%, 12/01/2021                        989,626     1,027,393

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----

   Pool #386730, 5.56%, 01/01/2022                      3,368,263  $  3,387,610
   Pool #386862, 4.78%, 05/01/2014 +                    1,986,714     1,970,820
   Pool #386892, 5.23%, 04/01/2022 +                      575,109       564,354
   Pool #386923, 3.87%, 04/01/2011 +                      495,826       477,580
   Pool #386925, 4.36%, 04/01/2014                      3,167,790     3,078,386
   Pool #386947, 4.62%, 04/01/2034                      4,000,000     3,865,600
   Pool #386968, 4.92%, 05/01/2014 +                    5,675,670     5,719,373
   Pool #386969, 5.70%, 05/01/2009 +                      705,051       729,164
   Pool #386980, 5.04%, 06/01/2014 +                    1,293,548     1,315,021
   Pool #386991, 8.86%, 06/01/2022 +                      996,148     1,023,742
   Pool #387005, 5.95%, 06/01/2022 +                      753,158       786,297
   Pool #387046, 6.11%, 10/01/2022 +                      656,852       690,614
   Pool #387109, 5.02%, 09/01/2014 +                      999,148     1,008,340
   Pool #387159, 4.83%, 12/01/2014 +                    1,183,000     1,173,536
   Pool #73875, 7.13%,  01/01/2022                        474,567       523,974
                                                                   ------------
Total FNMA - Multi-family                                           102,101,888
                                                                   ------------
FNMA - Single Family -- 7.91%
   Pool #259165, 7.00%, 02/01/2031                        111,710       118,522
   Pool #548812, 8.00%, 08/01/2030                        188,619       204,794
   Pool #601826, 6.50%, 09/01/2031                        241,674       253,768
   Pool #614014, 6.00%, 11/01/2031                        531,725       549,134
   Pool #614022, 6.00%, 11/01/2031                         93,841        96,914
   Pool #624093, 6.00%, 02/01/2032                        358,067       369,790
   Pool #624108, 6.00%, 03/01/2032                        533,442       550,885
   Pool #624109, 6.50%, 03/01/2032                        570,998       599,563
   Pool #632775, 5.502%, 01/01/2032                        98,913       101,593
   Pool #641885, 6.50%, 03/01/2032                        274,052       287,762
   Pool #670266, 5.00%, 01/01/2018                        727,465       738,554
   Pool #677877, 5.50%, 11/01/2032                        370,442       375,656
   Pool #696281, 5.50%, 02/01/2033                        208,613       211,549
   Pool #702422, 5.00%, 06/01/2033                        572,581       566,387
   Pool #720036, 5.50%, 07/01/2033                        802,680       813,276
   Pool #736982, 5.00%, 09/01/2033                      1,494,760     1,478,588
   Pool #736983, 5.50%, 10/01/2033                      1,050,710     1,064,579
   Pool #755547, 5.00%, 10/01/2033                      1,463,791     1,447,954
   Pool #776709, 5.50%, 05/01/2034                      1,265,135     1,281,020
   Pool #776854, 5.00%, 11/01/2034 +                    1,299,990     1,284,130

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----

   Pool #779566, 5.00%, 05/01/2034                      2,019,868  $  1,994,732
   Pool #779567, 5.50%, 05/01/2034                      1,200,214     1,215,284
   Pool #783736, 6.00%, 07/01/2034                      1,349,018     1,393,780
   Pool #783866, 6.00%, 09/01/2034                      3,751,352     3,875,826
   Pool #783867, 5.50%, 09/01/2034                      1,852,923     1,876,188
   Pool #783869, 5.50%, 11/01/2034 +                    3,232,068     3,274,408
   Pool #783870, 6.00%, 11/01/2034 +                    1,147,744     1,185,390
   Pool #783925, 6.00%, 10/01/2034                      1,212,469     1,252,700
   Pool #783927, 5.50%, 10/01/2034                      3,667,311     3,713,358
   Pool #786518, 5.00%, 05/01/2034                      1,413,412     1,395,823
   Pool #786519, 6.00%, 07/01/2034                      2,610,686     2,697,312
   Pool #796896, 5.50%, 10/01/2034                      2,574,087     2,606,407
   Pool #796897, 6.00%, 09/01/2034                      1,260,954     1,302,793
   Pool #794353, 6.00%, 08/01/2034                      1,687,929     1,743,936
                                                                   ------------
Total FNMA - Single-Family                                           41,922,355
                                                                   ------------
GNMA - Multi-family -- 15.86%
   Pool #450821, 5.45%, 05/15/2045 +                    3,051,700     3,032,779
   Pool #450826, 5.18%, 10/15/2031                        984,264       987,093
   Pool #465598, 7.745%, 10/15/2035                       272,954       300,213
   Pool #492249, 8.50%, 12/15/2027                      1,008,310     1,122,105
   Pool #514702, 8.25%, 12/15/2032                      1,360,424     1,515,391
   Pool #514703, 8.25%, 12/15/2027                      1,899,252     2,111,281
   Pool #536576, 6.75%, 09/15/2036                      1,610,860     1,780,806
   Pool #544414, 6.82%, 04/15/2042                        679,699       758,529
   Pool #569132, 7.07%, 01/15/2035                        654,234       733,516
   Pool #572704, 6.35%, 01/15/2032                        830,503       897,824
   Pool #583872, 7.00%, 05/15/2032                        839,012       942,050
   Pool #583901, 7.25%, 07/15/2030                        404,741       458,293
   Pool #583902, 7.25%, 07/15/2030                        461,155       522,171
   Pool #586110, 7.125%, 07/15/2032                       244,474       275,242
   Pool #586120, 7.00%, 09/15/2032                        787,309       885,218
   Pool #586122, 6.375%, 09/15/2030                       550,421       597,129
   Pool #589621, 6.71%, 07/15/2032                        705,935       780,615
   Pool #591449, 7.25%, 07/15/2032                      1,865,893     2,115,070
   Pool #591450, 7.50%, 07/15/2032                        937,223     1,051,570
   Pool #591458, 7.00%, 07/15/2031                        755,718       848,722
   Pool #592451, 6.64%, 03/01/2044 +                   11,647,300    11,662,441

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal      Value
                                                        ---------      -----

   Pool #593482, 6.00%, 06/15/2045                        851,400  $    893,916
   Pool #593484, 6.00%, 06/15/2025                        514,196       539,873
   Pool #593486, 5.545%, 12/15/2045 +                   3,557,000     3,533,879
   Pool #593488, 5.545%, 12/15/2028 +                   1,529,200     1,520,331
   Pool #593502, 6.00%, 02/15/2028                        475,488       502,693
   Pool #593511, 5.50%, 03/15/2033                        645,335       663,775
   Pool #593518, 5.45%, 04/15/2033                        245,007       251,103
   Pool #597682, 6.125%, 05/15/2033                       747,302       799,107
   Pool #607550, 5.75%, 02/15/2033                      1,173,618     1,225,252
   Pool #610013, 5.14%, 06/15/2033                        710,320       712,455
   Pool #610153, 5.45%, 07/15/2033                        116,030       118,738
   Pool #610167, 5.75%, 09/15/2033                      1,425,179     1,487,402
   Pool #610173, 5.85%, 11/15/2031                      1,995,845     2,093,803
   Pool #610707, 6.00%, 06/15/2033                        245,987       261,025
   Pool #614006, 6.00%, 10/15/2033                        251,819       266,972
   Pool #614121, 5.60%, 11/15/2029                        366,945       378,619
   Pool #617908, 5.75%, 01/15/2016 +                      415,157       431,307
   Pool #617920, 5.75%, 11/15/2033                        528,731       551,368
   Pool #618940, 5.60%, 09/15/2033                      2,228,511     2,302,290
   Pool #621045, 5.50%, 11/15/2008 +                    3,485,800     3,476,737
   Pool #624086, 5.70%, 01/15/2031                        367,634       381,531
   Pool #624092, 6.50%, 03/15/2020                        485,621       530,283
   Pool #625829, 6.00%, 09/15/2034 +                    2,146,608     2,312,756
   Pool #625832, 5.80%, 11/01/2034 +                    1,730,300     1,826,159
   Pool #626425, 5.17%, 06/15/2009 +                    3,570,000     3,487,176
   Pool #629305, 6.15%, 08/15/2009 +                    6,676,000     7,095,920
   Pool #626437, 5.75%, 08/15/2034 +                    1,139,669     1,154,827
   Pool #629835, 5.65%, 05/15/2034                        532,849       550,863
   Pool #629867, 5.75%, 06/15/2023 +                      683,407       724,001
   Pool #634273, 5.25%, 12/15/2020 +                    2,667,500     2,640,558
   Pool #634275, 5.25%, 12/15/2025 +                    1,130,800     1,120,398
   Pool #634988, 5.75%, 11/01/2022 +                      803,000       847,165
   Pool #TBA, 4.99%, 12/01/2034 +                       5,390,000     5,312,923
   Pool #TBA, 3.878%, 03/15/2031 +                        750,000       748,050
                                                                   ------------
Total GNMA - Multi-family                                            84,121,313
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal       Value
                                                                                -----------    ---------
GNMA - Single Family -- 0.13%
   Pool #520369, 7.50%, 12/15/2029                                                  70,717   $      76,092
   Pool #530199, 7.00%, 03/20/2031                                                 315,256         334,221
   Pool #547302, 7.50%, 02/20/2031                                                  86,267          92,398
   Pool #582048, 6.50%, 01/15/2032                                                 173,228         182,679
                                                                                             -------------
Total GNMA - Single Family                                                                         685,390
                                                                                             -------------
TOTAL AGENCY OBLIGATIONS (Cost $308,418,653)                                                   308,992,719
                                                                                             -------------

MUNICIPAL BONDS -- 43.33%

Arizona -- 0.12%
   Maricopa County Industrial Development Authority, VRN, 11/15/2032               400,000         400,000
   Maricopa County Industrial Development Authority, VRN, 06/15/2035               250,000         250,000
                                                                                             -------------
Total Arizona                                                                                      650,000
                                                                                             -------------

Arkansas -- 0.19%
Arkansas Development Finance Authority, 5.75%, 10/01/2021                          980,000         994,916
                                                                                             -------------

California -- 3.50%
   Abag Finance Authority for Nonprofit Corps., 6.40%, 11/15/2033                1,000,000       1,009,940
   California Housing Finance Agency, VRN, 02/01/2034                            1,500,000       1,500,000
   California Housing Finance Agency, VRN, 02/01/2035                              410,000         410,000
   California Rural Home Mortgage Finance Authority, 5.25%, 12/01/2024           1,515,000       1,552,542
   California Rural Home Mortgage Finance Authority, 6.15%, 12/01/2029           5,000,000       5,165,350
   California Statewide Communities Development Authority, 4.50%, 01/01/06         125,000         126,229
   California Statewide Communities Development Authority, VRN, 11/15/2037         450,000         450,000
   California Statewide Communities Development Authority,
     VRN, 08/01/2039                                                               850,000         850,000
   City of Escondido, VRN, 11/15/2036                                              650,000         650,000
   Los Angeles Community Redevelopment Agency, VRN, 12/01/2038                     855,000         855,000
   Sacramento County Housing Authority, 7.65%, 09/01/2015                        1,385,000       1,495,939
   San Diego Family Housing, 1.15%, 07/01/2035                                   1,500,000       1,500,000
   San Diego Redevelopment Agency, 2.30%, 09/01/2005                               180,000         179,444
   San Diego Redevelopment Agency, 3.00%, 09/01/2006                               185,000         183,688
   San Diego Redevelopment Agency, 3.50%, 09/01/2007                               185,000         183,844
   San Diego Redevelopment Agency, 4.00%, 09/01/2008                               195,000         194,385

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal       Value
                                                                                -----------    ---------
   San Diego Redevelopment Agency, 4.30%, 09/01/2009                               200,000    $    198,128
   San Diego Redevelopment Agency, 6.25%, 09/01/2013                             1,240,000       1,350,422
   San Francisco City & County Redevelopment Agency, VRN, 12/01/2038               700,000         700,000
                                                                                              ------------
Total California                                                                                18,554,911
                                                                                              ------------

Colorado -- 0.11%
   Colorado Housing & Finance Authority, 7.125%, 10/01/2012                        320,000         336,678
   Colorado Housing & Finance Authority, VRN, 02/15/2028                           250,000         250,000
                                                                                              ------------
Total Colorado                                                                                     586,678
                                                                                              ------------

Connecticut -- 1.07%
   Connecticut Housing Finance Authority, 2.17%, 11/15/2005                        500,000         498,130
   Connecticut Housing Finance Authority, 2.43%, 11/15/2005                        425,000         424,443
   Connecticut Housing Finance Authority, 3.49%, 11/15/2007                        455,000         453,858
   Connecticut Housing Finance Authority, 3.44%, 11/15/2008                        110,000         108,241
   Connecticut Housing Finance Authority, 3.88%, 11/15/2008                        465,000         464,991
   Connecticut Housing Finance Authority, 3.77%, 11/15/2009                        100,000          98,182
   Connecticut Housing Finance Authority, 3.96%, 11/15/2010                        100,000          98,230
   Connecticut Housing Finance Authority, 4.16%, 11/15/2011                         50,000          49,082
   Connecticut Housing Finance Authority, 4.34%, 11/15/2012                        560,000         547,467
   Connecticut Housing Finance Authority, 5.34%, 11/15/2018                        203,000         209,567
   Connecticut Housing Finance Authority, 5.85%, 11/15/2022                      2,570,000       2,633,864
   Connecticut State Health & Educational Facilities Authority,
     6.125%, 07/01/2018                                                             95,000          95,340
                                                                                              ------------
Total Connecticut                                                                                5,681,395
                                                                                              ------------

Delaware -- 0.16%
   Delaware State Housing Authority, 4.00%, 07/01/2020                             870,000         868,886
                                                                                              ------------

Florida -- 2.48%
   Broward County Housing Finance Authority, 5.00%, 11/01/2008                     495,000         505,187
   Collier County Housing Finance Authority, VRN, 07/15/2034                     1,895,000       1,895,000
   Florida Housing Finance Corp., 6.85%, 04/01/2021                                355,000         379,797
   Florida Housing Finance Corp., VRN, 06/15/2036                                  500,000         500,000
   Florida Housing Finance Corp., VRN, 01/01/2044                                3,800,000       3,800,000

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal        Value
                                                                                -----------     ---------
   Florida Housing Finance Corp., VRN, 01/01/2045                                  500,000    $    500,000
   Hillsbourough County Finance Authority, VRN, 11/15/2031                         600,000         600,000
   Miami-Dade County Housing Finance Authority,
     3.80%, 09/01/2012                                                             200,000         194,022
   Miami-Dade County Housing Finance Authority, 4.00%, 06/01/2016                1,610,000       1,498,765
   Miami-Dade County Housing Finance Authority, 4.625%, 11/01/2014                 325,000         320,034
   Miami-Dade County Housing Finance Authority, 6.60%, 08/01/2016                  465,000         489,719
   Miami-Dade County Housing Finance Authority, 7.15%, 01/01/2019                  300,000         326,694
   Palm Beach County Housing Finance Authority Housing Revenue,
     4.50%, 12/01/2015                                                             500,000         497,610
   Palm Beach County Housing Finance Authority Housing Revenue,
     6.05%, 01/01/2022                                                           1,480,000       1,514,070
                                                                                              ------------
Total Florida                                                                                   13,020,898
                                                                                              ------------

Georgia -- 0.41%
   Fulton County Housing Authority, 6.30%, 10/15/2014                              610,000         633,546
   Georgia State Housing & Finance Authority, 4.55%, 06/01/2020                  1,550,000       1,555,611
                                                                                              ------------
Total Georgia                                                                                    2,189,157
                                                                                              ------------

Idaho -- 0.11%
   Idaho Housing & Finance Association, 1.60%, 07/01/2006                          100,000          98,256
   Idaho Housing & Finance Association, VRN, 07/01/2035                            500,000         499,770
                                                                                              ------------
Total Idaho                                                                                        598,026
                                                                                              ------------

Illinois -- 1.96%
   Illinois Housing Development Authority, 1.45%, 08/01/2006                       390,000         381,529
   Illinois Housing Development Authority, 1.75%, 08/01/2007                       455,000         444,057
   Illinois Housing Development Authority, 4.55%, 12/01/2009                     3,000,000       3,044,190
   Illinois Housing Development Authority, 5.50%, 12/01/2014                     2,000,000       2,041,960
   Illinois Housing Development Authority, 7.82%, 06/01/2022                     2,020,000       2,099,972
   Illinois Housing Development Authority, 8.28%, 09/01/2006                        60,000          62,467
   Illinois Housing Development Authority, VRN, 05/01/2027                         500,000         500,000
   Illinois Housing Development Authority, VRN, 08/01/2034                       1,500,000       1,500,000
   Upper Illinois River Valley Development Authority, 7.85%, 02/01/2007            300,000         316,398
                                                                                              ------------
Total Illinois                                                                                  10,390,573
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal        Value
                                                                                -----------     ---------
Indiana -- 1.11%
   City of Elkhart, Indiana, 6.60%, 05/20/2014                                     465,000    $    502,111
   Indiana Housing Finance Authority, 2.20%, 07/01/2007                            335,000         331,285
   Indiana Housing Finance Authority, 7.34%, 07/01/2030                          4,680,000       5,033,153
                                                                                              ------------
Total Indiana                                                                                    5,866,549
                                                                                              ------------

Iowa -- 0.17%
   Iowa Finance Authority, 6.55%, 12/01/2015                                       830,000         882,506
                                                                                              ------------

Kentucky -- 1.82%
   Kentucky Housing Corp., 5.45%, 07/01/2021                                       100,000         102,172
   Kentucky Housing Corp., 5.75%, 01/01/2012                                       150,000         156,186
   Kentucky Housing Corp., VRN, 01/01/2034                                       4,400,000       4,400,000
   Kentucky Housing Corp., VRN, 07/01/2034                                       5,000,000       5,000,000
                                                                                              ------------
Total Kentucky                                                                                   9,658,358
                                                                                              ------------

Louisiana -- 0.10%
Louisiana Housing Finance Agency, 5.04%, 06/01/2033                                505,000         525,205
                                                                                              ------------

Maryland -- 1.89%
   Maryland Community Development Administration Department
     of Housing & Commmunity Development, VRN, 05/15/2036                        9,000,000       9,000,000
   Maryland Community Development Administration Department
     of Housing & Commmunity Development, VRN, 06/15/2037                        1,000,000       1,000,000
                                                                                              ------------
Total Maryland                                                                                  10,000,000
                                                                                              ------------

Massachusetts -- 1.34%
   Massachusetts Development Finance Agency, 4.85%, 09/01/2013                      25,000          25,991
   Massachusetts Housing Finance Agency, 1.02%, 12/01/2004                       3,000,000       3,000,000
   Massachusetts Housing Finance Agency, 3.15%, 06/01/2013                         945,000         901,530
   Massachusetts Housing Finance Agency, 5.50%, 07/01/2013                       1,285,000       1,359,697
   Massachusetts Housing Finance Agency, VRN, 12/01/2037                         1,800,000       1,800,000
                                                                                              ------------
Total Massachusetts                                                                              7,087,218
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Principal        Value
                                                                               -----------     ---------
Michigan -- 0.70%
   City of Cheboygan, 6.93%, 08/01/2008                                            225,000    $    226,967
   Michigan State Housing Development Authority, VRN, 06/01/2034                 3,500,000       3,500,000
                                                                                              ------------
Total Michigan                                                                                   3,726,967
                                                                                              ------------

Minnesota -- 0.19%
   Minnesota Housing Finance Agency, VRN, 07/01/2037                             1,000,000       1,000,000
                                                                                              ------------

Missouri -- 0.24%
   Missouri Housing Development Commission, 4.00%, 09/01/2023                    1,090,000       1,122,384
   Missouri Housing Development Commission, 6.00%, 03/01/2032                       70,000          73,174
   Missouri Housing Development Commission, 6.67%, 03/01/2029                       50,000          51,389
                                                                                              ------------
Total Missouri                                                                                   1,246,947
                                                                                              ------------

Nevada -- 1.19%
   Nevada Housing Division, 4.00%, 04/01/2007                                      245,000         245,475
   Nevada Housing Division, 3.83%, 10/01/2013                                    2,110,000       2,058,769
   Nevada Housing Division, 5.11%, 04/01/2017                                      235,000         240,748
   Nevada Housing Division, 5.41%, 10/01/2014                                    1,095,000       1,116,331
   Nevada Housing Division, 5.70%, 10/01/2006                                      330,000         333,072
   Nevada Housing Division, VRN, 04/01/2031                                      1,540,000       1,540,000
   Nevada Housing Division, VRN, 10/15/2035                                        800,000         800,000
                                                                                              ------------
Total Nevada                                                                                     6,334,395
                                                                                              ------------

New Jersey -- 5.74%
   Camden County, VRN, 07/01/2029                                                  425,000         425,000
   City of Elizabeth, 7.00%, 08/01/2010                                            115,000         115,477
   City of Elizabeth, 7.18%, 08/01/2013                                            125,000         125,530
   New Jersey St Housing & Mortgage Finance Agency, 1.75%, 11/01/2005              210,000         208,908
   New Jersey St Housing & Mortgage Finance Agency, 8.07%, 05/01/2016            1,260,000       1,324,701
   New Jersey St Housing & Mortgage Finance Agency, VRN, 10/01/2023              2,000,000       2,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 11/01/2023              1,454,000       1,454,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 11/01/2034              1,650,000       1,650,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2033              5,650,000       5,650,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2033              3,000,000       3,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2035             11,500,000      11,500,000
   Union County Improvement Authority, 4.00%, 09/15/2008                         3,000,000       3,000,900
                                                                                              ------------
Total New Jersey                                                                                30,454,516
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal        Value
                                                                                -----------     ---------
New Mexico -- 0.55%
   New Mexico Mortgage Finance Authority, 4.625%, 03/01/2013                       525,000    $    520,532
   New Mexico Mortgage Finance Authority, 7.58%, 09/01/2027                      2,310,000       2,420,072
                                                                                              ------------
Total New Mexico                                                                                 2,940,604
                                                                                              ------------

New York -- 0.83%
   City of Binghamton, 7.00%, 08/01/2010                                            90,000          90,674
   City of Binghamton, 7.18%, 08/01/2013                                           140,000         141,151
   New York State Housing Finance Agency, 8.11%, 11/15/2038                        170,000         185,786
   New York City Housing Development Corp. VRN, 06/15/2034                       2,000,000       2,000,000
   New York State Housing Finance Agency, VRN, 05/15/2036                        1,000,000       1,000,000
   New York State Housing Finance Agency, VRN, 11/01/2036                        1,000,000       1,000,000
                                                                                              ------------
Total New York                                                                                   4,417,611
                                                                                              ------------

North Carolina -- 0.27%
   North Carolina Housing Finance Agency/NC, 4.90%, 01/01/2024                   1,435,000       1,451,043
                                                                                              ------------

Ohio -- 0.23%
   City of Cleveland, 2.48%, 11/01/2005                                            500,000         497,005
   County of Cuyahoga, 5.10%, 06/01/2018                                           730,000         712,611
                                                                                              ------------
Total Ohio                                                                                       1,209,616
                                                                                              ------------

Oregon -- 0.17%
   Oregon State Facilities Authority, VRN, 12/15/2036                              300,000         300,000
   Portland Oregon Multiple Family, VRN, 12/15/2024                                600,000         600,000
                                                                                              ------------
Total Oregon                                                                                       900,000
                                                                                              ------------

Pennsylvania -- 1.31%
   Allegheny County Residential Finance Authority, 5.75%, 10/20/2008               530,000         530,000
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                          3,200,000       3,200,000
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                          1,060,000       1,060,000
   Pennsylvania Housing Finance Agency, VRN, 04/01/2035                            500,000         500,000
   Quakertown General Authority, 6.05%, 07/20/2017                                 830,000         887,702
   York County Industrial Development Authority, 6.70%, 10/01/2012                 700,000         773,808
                                                                                              ------------
Total Pennsylvania                                                                               6,951,510
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal        Value
                                                                                -----------     ---------
South Dakota -- 0.29%
   South Dakota Housing Development Authority, VRN, 05/01/2032                   1,550,000    $  1,550,000
                                                                                              ------------

Tennessee -- 0.05%
   Tennessee Housing Development Agency, 2.80%, 01/01/2007                         250,000         251,088
                                                                                              ------------

Texas -- 4.24%
   Bexar County Housing Finance Corp., 4.75%, 12/01/2007                           440,000         436,973
   Bexar County Housing Finance Corp., 5.50%, 02/20/2009                           290,000         298,546
   Bexar County Housing Finance Corp., VRN, 02/01/2037                             760,000         760,000
   Dallas Housing Finance Corp., VRN, 02/01/2037                                   750,000         750,000
   Dallas Housing Finance Corp., VRN, 07/15/2037                                   500,000         500,000
   Nueces County Housing Finance Corp., 8.25%, 07/01/2005                           95,000          96,757
   Tarrant County Housing Finance Corp., 4.50%, 12/01/2005                         165,000         166,873
   Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026            8,455,000       8,982,085
   Texas Department of Housing & Community Affairs, VRN, 07/01/2022              2,100,000       2,100,000
   Texas Public Finance Authority, 2.00%, 06/15/2005                               500,000         498,080
   Texas Public Finance Authority, 2.125%, 12/15/2005                            2,775,000       2,756,602
   Texas Public Finance Authority, 2.625%, 06/15/2006                            5,000,000       4,952,100
   Travis County Housing Finance Corp., 3.75%, 06/01/2005                          205,000         205,498
                                                                                              ------------
Total Texas                                                                                     22,503,514
                                                                                              ------------

Utah -- 3.04%
   Utah Housing Corp, 3.36%, 07/01/2014                                          2,850,000       2,758,971
   Utah Housing Corp, 3.39%, 07/01/2014                                          2,000,000       1,990,880
   Utah Housing Corp, 3.48%, 07/01/2014                                          2,000,000       1,988,680
   Utah Housing Corp, 3.52%, 07/01/2014                                          2,000,000       2,002,200
   Utah Housing Corp, 4.87%, 07/20/2014                                            200,000         200,906
   Utah Housing Corp, 5.26%, 07/20/2018                                            710,000         722,311
   Utah Housing Corp, 6.10%, 07/20/2028                                          4,250,000       4,408,865
   Utah Housing Corp, 6.21%, 07/20/2018                                          1,150,000       1,223,048
   Utah Housing Corp, 6.25%, 07/20/2018                                            810,000         846,588
                                                                                              ------------
Total Utah                                                                                      16,142,449
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal       Value
                                                                                -----------    ---------
Virginia -- 6.34%
   Virginia Housing Development Authority, 4.82%, 03/01/2016                     1,280,000    $  1,234,650
   Virginia Housing Development Authority, 5.00%, 12/25/2032 +                   5,480,102       5,413,244
   Virginia Housing Development Authority, 5.50%, 06/26/2034 +                  17,264,151      17,490,312
   Virginia Housing Development Authority, 5.07%, 03/01/2023                     3,880,000       3,703,770
   Virginia Housing Development Authority, 6.00%, 05/01/2013                     1,000,000       1,060,930
   Virginia Housing Development Authority, 6.50%, 06/25/2032 +                   4,507,108       4,728,857
                                                                                              ------------
Total Virginia                                                                                  33,631,763
                                                                                              ------------

Washington -- 1.27%
   State of Washington, 2.00%, 07/01/2005                                          750,000         747,345
   State of Washington, 3.40%, 07/01/2007                                        1,000,000         994,130
   Washington State Housing Finance Commission, 6.03%, 01/01/2020                  760,000         783,241
   Washington State Housing Finance Commission, 6.70%, 07/15/2018                1,755,000       1,860,370
   Washington State Housing Finance Commission, VRN, 06/15/2037                  1,625,000       1,625,000
   Washington State Housing Finance Commission, VRN, 09/15/2037                    700,000         700,000
                                                                                              ------------
Total Washington                                                                                 6,710,086
                                                                                              ------------

West Virginia -- 0.05%
   West Virginia Housing Development Fund/WV, 5.60%, 11/01/2009                    270,000         281,599
                                                                                              ------------

Wisconsin -- 0.09%
   Wisconsin Housing & Economic Development Authority/WI, VRN,
     11/01/2033                                                                    495,000         495,000
                                                                                              ------------
TOTAL MUNICIPAL BONDS (Cost $228,655,145)                                                      229,753,984
                                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Principal      Value
                                                                         -----------    --------
MISCELLANEOUS INVESTMENTS -- 3.05%
   Asset Management Fund Adjustable Rate Mortgage Fund                      117,874   $  1,157,521
   Asset Management Fund Ultra Short Fund                                   315,420      3,106,887
   Community Revenue Reinvestment Notes, 2.77%, 12/01/2006 +              1,273,000      1,265,489
   Evergreen Institutional Money Market Fund                             10,249,147     10,249,147
   Louisville Community Development,1.75%, 11/22/2005                       100,000        100,000
   Self Help Credit Union, 2.34%, 07/04/2005                                100,000        100,000
   Native American Bank CD, 0.90%, 12/24/2004                               100,000        100,000
   Vermont Development Credit Union, 1.00%, 12/25/2004                      100,000        100,000
                                                                                      ------------
TOTAL MISCELLANEOUS INVESTMENTS (Cost $16,195,218)                                      16,179,044
                                                                                      ------------

TOTAL INVESTMENTS (Cost $553,269,016) -- 104.66%                                       554,925,747
                                                                                      ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (4.66)%                                  (24,720,600)
                                                                                      ------------

NET ASSETS -- 100%                                                                    $530,205,147
                                                                                      ============

+ Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2004, is $114,905,271, which represents 21.67% of the Fund's total net assets.

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                                         As of November 30, 2004
--------------------------------------------------------------------------------

Assets:
   Investments, at market (identified cost -- $553,269,016)        $554,925,747
   Receivables:
      Capital shares sold                                             1,830,485
      Interest and dividends                                          3,171,556
      Investment securities sold                                        100,000
      Prepaid expenses                                                   72,019
                                                                   ------------
Total Assets                                                        560,099,807
                                                                   ------------

Liabilities:
   Payables:
      Capital shares redeemed                                             1,979
      Investment securities purchased                                28,411,007
      Distributions payable                                             930,456
      Distribution (12b-1) fees                                         281,339
      Advisory fees due to Advisor                                      215,631
      Trustee fees                                                       13,924
      Accrued expenses                                                   40,324
                                                                   ------------
Total Liabilities                                                    29,894,660
                                                                   ------------

Net Assets                                                         $530,205,147
                                                                   ============

Net Assets consist of:
   Paid-In capital                                                  528,499,202
   Undistributed realized gain on investments                            49,214
   Net unrealized appreciation on investments                         1,656,731
                                                                   ------------
Net Assets (Unlimited shares of no par value authorized;
   49,822,632 shares outstanding)                                  $530,205,147
                                                                   ============

Net Asset Value and offering price per share                       ------------
   ($530,205,147/49,822,632 shares)                                $      10.64
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             STATEMENT OF OPERATIONS (Unaudited)
                                For the Six-Month Period Ended November 30, 2004
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                        $ 11,214,059
   Dividends                                                            111,399
                                                                   ------------
Total investment income                                              11,325,458
                                                                   ------------

Expenses:
   Investment advisory fees                                           1,257,336
   Distribution (12b-1) fees                                            628,668
   Accounting and administration fees                                   157,069
   Custodian fees                                                        32,668
   Insurance expense                                                     35,764
   Interest expense                                                       1,892
   Printing expense                                                       5,014
   Professional fees                                                    138,827
   Trustee fees                                                          81,131
   Other                                                                 64,085
                                                                   ------------
      Total net expenses                                              2,402,454
                                                                   ------------

   Net investment income                                              8,923,004
                                                                   ------------
Realized and unrealized gain/(loss)on investments:
   Net realized gain on investments                                     208,507
   Net change in unrealized appreciation/(depreciation)
     on investments                                                   6,435,363
                                                                   ------------
                                                                      6,643,870
                                                                   ------------

Net increase in net assets resulting from operations               $ 15,566,874
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the
                                                        Six-Month Period      For the
                                                             Ended            Fiscal
                                                       November 30, 2004    Year Ended
                                                          (Unaudited)      May 31, 2004
                                                         -------------    -------------
Increase in Net Assets
Operations:
   Net investment income                                 $   8,923,004    $  13,667,686
   Net realized gain on investments                            208,507          479,343
   Net change in unrealized appreciation/(depreciation)
      on investments                                         6,435,363      (19,709,746)
                                                         -------------    -------------
Net increase/(decrease) in net assets
   resulting from operations                                15,566,874       (5,562,717)
                                                         -------------    -------------

Distributions to shareholders from:
   Net investment income                                    (8,923,004)     (13,667,870)
   Realized capital gains:
      Short-term gains                                              --               --
      Long-term gains                                               --       (3,157,348)
                                                         -------------    -------------
Total Distributions                                         (8,923,004)     (16,825,218)
                                                         -------------    -------------

Capital share transactions:
   Shares sold                                              56,449,963      188,154,200
   Shares reinvested                                         4,012,306        8,383,931
   Shares redeemed                                          (3,659,534)     (15,483,798)
                                                         -------------    -------------
Increase in net assets from capital share transactions      56,802,735      181,054,333
                                                         -------------    -------------
Increase in net assets                                      63,446,605      158,666,398
                                                         -------------    -------------

Net Assets:
   Beginning of year                                       466,758,542      308,092,144
                                                         -------------    -------------
   End of year                                           $ 530,205,147    $ 466,758,542
                                                         =============    =============
      Undistributed net investment income                $          --    $          --
                                                         -------------    -------------

Share Transactions:
   Shares sold                                               5,292,336       17,478,541
   Shares reinvested                                           376,205          782,822
   Redeemed                                                   (342,088)      (1,432,173)
                                                         -------------    -------------
Increase in shares                                           5,326,453       16,829,190
Shares outstanding at beginning of year                     44,496,179       27,666,989
                                                         -------------    -------------
Shares outstanding at end of year                           49,822,632       44,496,179
                                                         =============    =============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                            FINANCIAL HIGHLIGHTS
                 Per Share Data (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                              For the
                             Six-Month             For the         For the          For the           For the         For the
                            Period Ended           Fiscal          Fiscal            Fiscal           Fiscal          Period
                          November 30, 2004      Year Ended       Year Ended       Year Ended       Year Ended         Ended
                            (Unaudited)         May 31, 2004     May 31, 2003     May 31, 2002     May 31, 2001     May 31, 2000*
                            -----------         -----------      -----------      -----------      -----------      -----------
Net Asset Value,
Beginning of Period         $     10.49         $     11.14      $     10.39      $     10.24      $      9.77      $     10.00
                            -----------         -----------      -----------      -----------      -----------      -----------

Investment Operations:
 Net investment income             0.19                0.39             0.48             0.53             0.58             0.36
 Net realized and
  unrealized gain/(loss)
  on investments                   0.20               (0.56)            0.75             0.19             0.47            (0.23)
                            -----------         -----------      -----------      -----------      -----------      -----------

Total from investment
  operations                       0.39               (0.17)            1.23             0.72             1.05             0.13
                            -----------         -----------      -----------      -----------      -----------      -----------

Distributions from:
  Net investment income           (0.19)              (0.39)           (0.48)           (0.53)           (0.58)           (0.36)
  Realized capital gains             --               (0.09)              --            (0.04)              --               --
                            -----------         -----------      -----------      -----------      -----------      -----------

Total distributions               (0.19)              (0.48)           (0.48)           (0.57)           (0.58)           (0.36)
                            -----------         -----------      -----------      -----------      -----------      -----------

Net Asset Value,
  End of Period             $     10.69         $     10.49      $     11.14      $     10.39      $     10.24      $      9.77
                            ===========         ===========      ===========      ===========      ===========      ===========

Total Return                       3.24%(2)           (1.61)%          12.11%            7.12%           10.96%            1.30%(2)

Ratios/Supplemental Data
Net assets, end of
  period (in 000's)         $   530,205         $   466,776      $   308,092      $   171,193      $    44,116      $     9,709
Ratio of expenses
  to average net assets:
    Before advisory
     fee waiver                    0.96%(1)            0.99%            1.02%            1.25%            2.34%            8.02%(1)
    After advisory
     fee waiver                    0.96%(1)            0.99%            1.00%            1.00%            1.00%            1.00%(1)
Ratio of net investment
  income to average net
  assets:
    Before advisory
     fee waiver                    3.55%(1)            3.65%            4.48%            5.04%            4.84%            2.39%(1)
    After advisory
     fee waiver                    3.55%(1)            3.65%            4.50%            5.29%            6.18%            6.33%(1)
Portfolio turnover rate           28.59%              54.04%           70.60%          104.65%           59.32%           98.58%

* The investment portfolio commenced operations on August 30, 1999.

(1) Annualized

(2) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)
                                                               November 30, 2004
--------------------------------------------------------------------------------

Note 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc. (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Adviser makes determinations as to the liquidity of investments held by the Fund.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At November 30, 2004, the Fund had no repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2004 were as follows:

                                               Shares                 Amount
                                            ------------          -------------
Shares sold ...........................        5,292,336          $  56,449,963
Shares reinvested .....................          376,205              4,012,306
Redeemed ..............................         (342,088)            (3,659,534)
                                            ------------          -------------
Net Increase ..........................        5,326,453          $  56,802,735
                                            ============          =============

Transactions in shares of the Fund for the year ended May 31, 2004 were as follows:

                                               Shares                 Amount
                                            ------------          -------------
Shares sold ...........................       17,478,541          $ 188,154,200
Shares reinvested .....................          782,822              8,383,931
Redeemed ..............................       (1,432,173)           (15,483,798)
                                            ------------          -------------
Net Increase ..........................       16,829,190          $ 181,054,333
                                            ============          =============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

Note 3 -- INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2004, were as follows:

                   Purchases:
                      U.S. Government ...................    $         --
                      Other .............................     208,533,905

                   Sales:
                      U.S. Government ...................              --
                      Other .............................     148,671,641

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2004, gross unrealized appreciation/(depreciation) of investments for tax purposes were as follows:

            Appreciation ...................................       $ 5,239,403
            Depreciation ...................................        (3,582,672)
                                                                   -----------
            Net appreciation on investments ................       $ 1,656,731
                                                                   ===========

Note 4 -- ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRA Fund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the six-month period ended November 30, 2004, the Advisor received advisory fees of $1,257,336.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the six-month period ended November 30, 2004, the Fund incurred distribution expenses of $628,668.

For the year ended May 31, 2005, the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses will be no more than 1.00% of the Fund's average daily net assets. For the six-month period ended November 30, 2004, the Adviser was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund is affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

Note 5 -- DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year or period indicated were as follows:

                                      Six-Month
                                     Period Ended       Fiscal Year Ended     Fiscal Year Ended
                                  November 30, 2004        May 31, 2004          May 31, 2003
                                  -----------------        ------------          ------------
  Distributions paid from:
  Ordinary income                    $ 8,923,004           $13,667,870           $10,650,878
  Short-term capital gain                     --                    --                98,374
  Long-term capital gain                      --             3,157,348                    --
                                     -----------           -----------           -----------
Total Distributions                  $ 8,923,004           $16,825,218           $10,749,252
                                     ===========           ===========           ===========

The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                              $        --
Undistributed capital gain/(loss), net                        (159,293)
Unrealized appreciation/(depreciation), net                 (4,778,632)
                                                           -----------
   Distributable Earnings, Net                             $(4,937,925)
                                                           ===========

Proxy Policies (Unaudited)

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolios securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filing (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund's Form N-Qs are available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

--------------------------------------------------------------------------------

Investment Advisor:
     CRAFund Advisors, Inc.
     1830 Main Street, Suite 204
     Weston, FL 33326

Administrator:
     Citco Mutual Fund Services, Inc.
     P.O. Box C-1100
     Southeastern, PA 19398-1100

Legal Counsel:
     Drinker Biddle & Reath LLP
     18th and Cherry Streets
     Philadelphia, PA 19103-6996

Independent Auditors:
     Grant Thornton LLP
     60 Broad Street
     New York, NY 10004

Custodian:
     Wachovia Bank
     1339 Chestnut Street
     Philadelphia, PA 19101-7618

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund's prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Community Reinvestment Act Qualified Investment Fund
             -------------------------------------------------------------------


By (Signature and Title) /s/ David K. Downes, President & Treasurer
                         -------------------------------------------------------
                         David K. Downes, President & Treasurer

Date  February 8, 2005
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ David K. Downes, President
                         -------------------------------------------------------
                         David K. Downes, President

Date  February 8, 2005
      --------------------------------------------------------------------------


By (Signature and Title) /s/ David K. Downes, Treasurer
                         -------------------------------------------------------
                         David K. Downes, Treasurer

Date  February 8, 2005
      --------------------------------------------------------------------------